Debt - Outstanding Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt
Total debt	$ 1,040	$ 946
Less: short-term debt and current portion of long-term debt	1,040	4
Total long-term debt	0	942
Term Loan Facility
Debt
Total debt	353	356
Senior Secured Notes
Debt
Total debt	219	217
Senior Unsecured Notes
Debt
Total debt	373	372
ABL Facility
Debt
Total debt	80	0
Other
Debt
Total debt	$ 15	$ 1